      HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      [LOGO OF HSBC ASSET MANAGEMENT AMERICAS INC.]
--------------------------------------------------------------------------------

      Cash Management Fund
      Government Money Market Fund
      U.S. Treasury Money Market Fund
      New York Tax-Free Money Market Fund
     ------------------------------------------------------------------

Portfolio Review

January 18, 2001

Dear Shareholder:

The past year was quite volatile as the Federal Reserve Open Market Committee finally finished raising short-term interest rates. Their raising of interest rates 50 basis points following their May 16th meeting, not only signaled their most aggressive tightening since 1995, but marked the end of 175 basis points in tightenings that commenced June of 1999 as interest rates rose from 4.75% to 6.50%.

After a summer of moderate economic growth with simmering inflation, the fourth quarter started to reflect evidence of a slowdown in the pace of economic growth. In particular, October reflected a third quarter Gross Domestic Product/1/ number of only 2.7% as compared to 5.6% in the second quarter. Furthermore, when this number was revised a month later, it dropped to 2.4%. Additionally, the tight labor market started to show signs of easing as non-farm payroll numbers fell to +3,000 jobs in November and +1,000 jobs in December, a far cry from numbers that exceeded 200,000 earlier in the year.

With the Federal Reserve (the "Fed") adopting an easing bias after their December 19th meeting citing weakness in the economy and the market's growing concern that the economy is headed for a hard landing/recession, we feel that Mr. Greenspan and the Fed will be very active in lowering short term interest rates during the first half of 2001.

As in the past, our main objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by safety, stability, service and performance. HSBC Asset Management values our relationship and we appreciate this chance to work on your behalf.

Sincerely,
/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income
------
/1/ The Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States of America.
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
The New York Tax-Free Money Market Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

HSBC Funds Trust

Board of Trustees

JEFFREY J. HAAS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        Americas Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Inc.

JOHN C. MEDITZ          President, Horizon Asset Management, Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


ANTHONY J. FISCHER      Vice President


CHARLES L. BOOTH        Vice President


MARK L. SUTER           Vice President


NADEEM YOUSAF           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary


ROBERT L. TUCH          Assistant Secretary

HSBC Funds Trust

Schedule of Portfolio Investments as of December 31, 2000

                              CASH MANAGEMENT FUND

                                              Maturity  Principal
         Security Description           Rate    Date     Amount       Value
         --------------------           ----  -------- ----------- ------------
COMMERCIAL PAPER (30.1%)
 Banking and Financial Services (30.1%)
  Andina Corp.......................... 6.26% 1/16/01  $11,100,000 $ 11,069,243
  Banco Santander Brazil............... 6.35  4/19/01   11,000,000   10,786,310
  Dollar Thrifty....................... 6.48  1/23/01   11,000,000   10,955,432
  Eagle Funding........................ 6.54   1/8/01   10,000,000    9,987,011
  Louis Dreyfus Corp. (LOC - Bank of
   Montreal)........................... 6.37   2/1/01    1,500,000    1,491,540
  River Fuel #1 (LOC - UBS)............ 6.46  1/12/01   11,000,000   10,977,716
  Unibanco-Uniao de Bancos Brasil
   (LOC - Westdeutsche Landesbank
   Girozentrale)....................... 6.67  7/13/01   10,000,000    9,657,425
                                                                   ------------
  Total Commercial Paper.........................................    64,924,677
                                                                   ------------
YANKEE CERTIFICATES OF DEPOSIT (13.6%)
 Banking and Financial Services (13.6%)
  Bank of Nova Scotia.................. 6.71  2/12/01    8,000,000    7,999,607
  Deutsche Bank........................ 7.05   5/2/01    7,600,000    7,599,285
  Svenska Handelsbanken NY............. 6.72  2/12/01    5,720,000    5,719,750
  Toronto Dominion..................... 6.68   2/8/01    8,000,000    7,999,684
                                                                   ------------
  Total Yankee Certificates of Deposit...........................    29,318,326
                                                                   ------------
MEDIUM TERM NOTES (44.5%)
 Banking and Financial Services (39.4%)
  American Express Centurian*.......... 6.67  1/17/01    7,600,000    7,600,000
  Bank of America NA*.................. 6.65   1/4/01    7,800,000    7,799,678
  Bank One NA*......................... 6.78   1/4/01    9,200,000    9,202,889
  Bear Stearns Co., Inc.*.............. 6.78  1/26/01    4,400,000    4,400,000
  CIT Group, Inc.*..................... 6.63  3/19/01   10,000,000   10,000,000
  Fleet National Bank*................. 6.76   1/5/01    6,400,000    6,401,309
  Ford Motor Credit Co.*............... 6.97  1/16/01    9,800,000    9,810,561
  General Motors Acceptance Corp.*..... 6.76  1/16/01   11,600,000   11,600,001
  Goldman Sachs Group, Inc.*........... 6.92  1/19/01    6,000,000    6,002,709
  Merrill Lynch & Co.*................. 6.73  1/18/01    8,000,000    7,999,448
  Transamerica Finance Corp.*.......... 6.83  3/14/01    4,000,000    4,005,404
                                                                   ------------
                                                                     84,821,999
                                                                   ------------
 Consumer Products (5.1%)
  Phillip Morris* (b).................. 6.97   3/5/01   11,000,000   11,000,000
                                                                   ------------
  Total Medium Term Notes........................................    95,821,999
                                                                   ------------

HSBC Funds Trust

                             CASH MANAGEMENT FUND

                                                       Shares or
                                             Maturity  Principal
         Security Description          Rate    Date     Amount       Value
         --------------------          ----  -------- ----------- ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (0.9%)
 Federal Home Loan Bank (0.9%)
  Federal Home Loan Bank.............. 6.75%  3/1/01  $ 2,000,000 $  2,000,000
                                                                  ------------
  Total U.S. Government Agency Obligations......................     2,000,000
                                                                  ------------
CERTIFICATES OF DEPOSIT (3.9%)
 Banking and Financial Services (3.9%)
  National Bank of Canada............. 7.09  7/20/01    8,480,000    8,479,121
                                                                  ------------
  Total Certificates of Deposit.................................     8,479,121
                                                                  ------------
INVESTMENT COMPANIES (6.2%)
  Fedfund Money Market..............................    2,625,000    2,625,000
  Provident Institutional Temporary Investment
   Fund.............................................   10,834,000   10,834,000
                                                                  ------------
  Total Investment Companies....................................    13,459,000
                                                                  ------------
DAILY SWEEP VEHICLES (0.0%)
  Bank of New York Cash Sweep.......................  $        62           62
                                                                  ------------
  Total Daily Sweep Vehicles....................................            62
                                                                  ------------
  Total Investments (Cost - $214,003,185) (a)--99.2%............   214,003,185
  Other assets in excess of liabilities--0.8%...................     1,660,621
                                                                  ------------
  NET ASSETS--100.0%............................................  $215,663,806
                                                                  ============

--------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by The Board of Trustees.

LOC - Letter of Credit
NA - National Association (National Bank)

 * Variable rate security. Rate represents rate in effect at December 31, 2000. Date presented represents the next rate change date.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of December 31, 2000

                          GOVERNMENT MONEY MARKET FUND

                                               Maturity  Principal
          Security Description           Rate    Date     Amount       Value
          --------------------           ----  -------- ----------- -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS
 (94.6%)
 Federal Farm Credit Bank (55.2%)
  Federal Farm Credit Bank*............. 6.57%  1/4/01  $11,250,000 $11,250,000
                                                                    -----------
 Federal Home Loan Bank (22.1%)
  Federal Home Loan Bank................ 6.60  1/26/01    2,250,000   2,250,000
  Federal Home Loan Bank................ 6.66   4/6/01    2,250,000   2,250,322
                                                                    -----------
                                                                      4,500,322
                                                                    -----------
 Federal Home Loan Mortgage Corporation
  (17.3%)
  Federal Home Loan Mortgage
   Corporation.......................... 5.52   2/6/01    2,000,000   1,987,330
  Federal Home Loan Mortgage
   Corporation.......................... 5.37  6/21/01    1,575,000   1,526,709
                                                                    -----------
                                                                      3,514,039
                                                                    -----------
  Total U.S. Government Agency Obligations........................   19,264,361
                                                                    -----------
REPURCHASE AGREEMENTS (4.9%)
  Lehman Brothers, Inc., 12/29/00, 6.10% due 1/2/01,
   with a maturity value of $998,676 (collateralized
   by $1,262,380 FHLMC, 6.50%, 2/15/28, market value
   $1,276,796)........................................      998,000     998,000
                                                                    -----------
  Total Repurchase Agreements ....................................      998,000
                                                                    -----------
DAILY SWEEP VEHICLES (0.0%)
  Bank of New York Cash Sweep.........................          680         680
                                                                    -----------
  Total Daily Sweep Vehicles......................................          680
                                                                    -----------
  Total Investments (Cost $20,263,041) (a)--99.5%.................   20,263,041
  Other assets in excess of liabilities--0.5%.....................       96,461
                                                                    -----------
  NET ASSETS--100.0%..............................................  $20,359,502
                                                                    ===========

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate security. Rate represents rate in effect at December 31, 2000. Date presented represents the next rate change date.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of December 31, 2000

                        U.S. TREASURY MONEY MARKET FUND

                                              Maturity  Principal
         Security Description           Rate    Date     Amount       Value
         --------------------           ----  -------- ----------- -----------
TREASURY NOTES (11.6%)
U.S. Treasury Notes.................... 4.88% 3/31/01  $ 6,000,000 $ 5,979,322
                                                                   -----------
 Total Treasury Notes............................................    5,979,322
                                                                   -----------
U.S. TREASURY BILLS (3.8%)
U.S. Treasury Bills.................... 4.92   6/7/01    2,000,000   1,951,984
                                                                   -----------
 Total U.S. Treasury Bills ......................................    1,951,984
                                                                   -----------
REPURCHASE AGREEMENTS (85.0%)
Bear Stearns Co., Inc., 12/29/00, 5.80% due 1/2/01,
 with a maturity value of $13,008,378 (collateralized
 by $22,970,000 U.S. Treasury Strips, 5/15/11, market
 value $13,260,581)..................................   13,000,000  13,000,000
CS First Boston, 12/22/00, 6.15% due 1/31/01, with a
 maturity value of $5,034,167 (collateralized by
 $4,579,000 U.S. Treasury Bonds, 6.25%, 8/15/23,
 market value $5,099,861)............................    5,000,000   5,000,000
Goldman Sachs & Co., 12/29/00, 5.90% due 1/2/01, with
 a maturity value of $12,907,456 (collateralized by
 $10,470,000 U.S. Treasury Bonds, 7.50%, 11/15/24,
 market value $13,252,674)...........................   12,899,000  12,899,000
Lehman Brothers, Inc., 12/29/00, 5.75% due 1/2/01,
 with a maturity value of $13,008,306 (collateralized
 by $11,135,000 U.S. Treasury Bonds, 10.00%, 5/15/10
 market value $13,139,300)...........................   13,000,000  13,000,000
                                                                   -----------
 Total Repurchase Agreements.....................................   43,899,000
                                                                   -----------
DAILY SWEEP VEHICLES (0.0%)
Bank of New York Cash Sweep..........................          339         339
                                                                   -----------
 Total Daily Sweep Vehicles .....................................          339
                                                                   -----------
 Total Investments (Cost $51,830,645) (a)--100.4%................   51,830,645
 Liabilities in excess of other assets--(0.4)% ..................     (198,393)
                                                                   -----------
 NET ASSETS--100.0%..............................................  $51,632,252
                                                                   ===========

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

HSBC Funds Trust

Schedule of Portfolio Investments as of December 31, 2000

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                Maturity Principal
          Security Description            Rate    Date     Amount      Value
          --------------------            ----  -------- ---------- -----------
VARIABLE MUNICIPAL BONDS (73.2%)
Albany, New York Industrial Development
 Agency, Civic Facility Revenue, Series
 A (LOC - Keybank NA)*..................  4.65%  1/4/01  $  900,000 $   900,000
Great Neck, New York Water Authority
 Revenue, Series A (FGIC Insured),
 Callable 1/17/01 @ 100*................  4.80   1/3/01     500,000     500,000
Long Island Power Authority, New York
 Electric System Revenue, Sub-Series 1
 (LOC - Westdeutsche Landesbank),
 Callable 2/1/01 @ 100*.................  4.85   1/3/01   3,550,000   3,549,999
Monroe County, New York Industrial
 Development Agency Revenue.............  4.87   3/1/01   1,450,000   1,450,000
Nassau County, New York Industrial
 Developement Agency, Civic Facility
 Revenue (LOC - Morgan Guaranty Trust),
 Callable 2/1/01 @ 100*.................  4.90   1/2/01   1,000,000   1,000,000
New York City Health & Hospital
 Corporation Revenue, Series A (LOC -
  Morgan Guaranty Trust), Callable
 1/17/01 @ 100*.........................  4.60   1/3/01     700,000     700,000
New York City Health & Hospital
 Corporation Revenue, Series F (LOC -
  Commerzbank AG), Callable 1/17/01 @
 100*...................................  4.45   1/3/01     300,000     300,000
New York City Housing Development
 Corporation, Multifamily Rental Housing
 Revenue, Series A (FNMA Collateral),
 Callable 2/15/01 @ 100*................  4.50   1/3/01     900,000     900,000
New York City Housing Development
 Corporation, Multifamily Rental Housing
 Revenue, Series A (LOC - FNMA),
 Callable 2/15/01 @ 100*................  4.55   1/3/01   1,400,000   1,400,000
New York City Industrial Development
 Agency Revenue, Series TRS-FR-5,
 Callable 1/1/04 @ 100*.................  5.25   1/3/01     800,000     800,000
New York City Industrial Development
 Agency, Civic Facility Revenue (LOC -
  Bank of New York), Callable 2/1/01 @
 100*...................................  4.65   1/4/01     400,000     400,000
New York City Municipal Water Finance
 Authority, Water & Sewer System
 Revenue, Series A (FGIC Insured),
 Callable 2/15/01 @ 100*................  4.75   1/2/01     500,000     500,000
New York City Municipal Water Finance
 Authority, Water & Sewer System
 Revenue, Series C (FGIC Insured),
 Callable 2/15/01 @ 100*................  4.95   1/2/01     900,000     900,000
New York City, Sub-Series A-6, GO (LOC
 Helaba)*...............................  4.50   1/3/01     400,000     400,000
New York City, Sub-Series A-6, GO (LOC -
  Helaba)*..............................  4.50   1/3/01   2,255,000   2,255,000
New York City, Sub-Series J-2, GO (LOC -
  Commerzbank AG)*......................  4.85   1/3/01     700,000     700,000

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                Maturity Principal
         Security Descriptions            Rate    Date     Amount      Value
         ---------------------            ----  -------- ---------- -----------
VARIABLE MUNICIPAL BONDS (continued)
New York State Dormitory Authority
 Revenue, (LOC - Morgan Guaranty Trust),
 Callable 2/1/01 @ 100*.................  4.80%  1/3/01  $  500,000 $   500,000
New York State Dormitory Authority
 Revenue, Series CMC1A (LOC - Chase
 Manhattan Bank)*.......................  4.85   1/3/01   2,000,000   2,000,000
New York State Energy Research &
 Development Authority, Pollution
 Control Revenue, Series A (AMBAC),
 Callable 1/17/01 @ 100*................  4.55   1/3/01     700,000     700,000
New York State Energy Research &
 Development Authority, Pollution
 Control Revenue, Series A (LOC -
  Toronto Dominion Bank), Callable
 2/1/01 @ 100*..........................  5.15   1/2/01     200,000     200,000
New York State Environmental Facilities,
 Corporation Pollution Control Revenue,
 Series 9 (SPA-Bank of New York),
 Callable 6/15/04 @ 102*................  4.95   1/4/01   2,000,000   2,000,000
New York State Environmental Facilities,
 Corporation Pollution Control Revenue,
 Callable 3/15/01 @ 102*................  6.65  3/15/01     226,004     226,004
New York State Housing Finance Agency
 Revenue, Series A (FNMA Collateral),
 Callable 1/17/01 @ 100*................  4.60   1/3/01   1,500,000   1,500,000
New York State Housing Finance Agency
 Revenue, Series A
 (LOC - Bayerische Hypo-Und Verein),
 Callable 1/17/01
 @ 100*.................................  4.55   1/3/01     400,000     400,000
New York State Housing Finance Agency
 Revenue, Series A
 (LOC - Fleet Bank NA), Callable 1/17/01
 @ 100*.................................  4.85   1/3/01   1,000,000   1,000,000
New York State Housing Finance Agency
 Revenue, Series A
 (LOC - Fleet Bank NA), Callable 1/17/01
 @ 100*.................................  4.85   1/3/01   1,200,000   1,200,000
New York State Housing Finance Agency
 Revenue, Series A
 (LOC - Fleet Bank), Callable 1/17/01 @
 100*...................................  4.85   1/3/01   1,200,000   1,200,000
New York State Housing Finance Agency
 Revenue, Series A
 (LOC - The Dime Savings Bank of New
 York and Federal Home Loan Bank),
 Callable 1/17/01 @ 100*................  4.55   1/3/01   1,600,000   1,600,000
New York State Housing Finance Agency
 Revenue, Series A, Callable 1/17/01 @
 100*...................................  4.75   1/4/01     900,000     900,000
New York State Power Authority Revenue,
 Sub-Series 1,
 Callable 2/1/01 @ 100*.................  4.50   1/3/01   1,400,000   1,400,000
New York State, Pollution Control,
 Series A, GO (LOC - Dexia Credit Local
 de France)*............................  4.40   2/8/01   2,000,000   2,000,000

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                Maturity Principal
          Security Description            Rate    Date     Amount      Value
          --------------------            ----  -------- ---------- -----------
VARIABLE MUNICIPAL BONDS (continued)
Niagara County, New York Industrial
 Development Agency, Solid Waste
 Disposal Revenue, Series A (LOC -
  Wachovia Bank of North Carolina),
 Callable 2/1/01 @ 100*.................  4.85   1/3/01     290,000 $   290,000
Port Authority New York & New Jersey
 Revenue, Series L17-REG D (MBIA),
 Callable 12/1/07 @ 100*................  5.00%  1/3/01  $  900,000     900,000
Poughkeepsie, New York Industrial
 Development Agency, Industrial
 Development Revenue, Series B (SONYMA,
 LOC - Chase Manhattan Bank), Callable
 1/17/01 @ 100*.........................  4.80   1/4/01   1,000,000   1,000,000
Triborough Bridge & Tunnel Authority
 Revenue,
 Series N15-REG D*......................  5.05   1/3/01   1,000,000   1,000,000
Triborough Bridge & Tunnel Authority
 Revenue,
 Series N17-REG D*......................  5.05   1/3/01     700,000     700,000
Yonkers, New York Industrial Development
 Agency, Civic Facility Revenue, (LOC -
  Dexia Credit Local de France),
 Callable 1/17/01 @ 100*................  4.80   1/3/01     400,000     400,000
                                                                    -----------
 Total Variable Municipal Bonds..................................    37,771,003
                                                                    -----------
NON-VARIABLE MUNICIPAL BONDS (9.2%)
Municipal Assistance Corporation for New
 York City Revenue, Series G............  5.50   7/1/01   1,000,000   1,006,028
New York City Housing Development
 Corporation, Multifamily Housing
 Revenue, Series A......................  4.65   5/1/01   1,015,000   1,015,001
New York City Municipal Water Finance
 Authority, Water & Sewer System
 Revenue, Series C, Callable 6/15/01 @
 101.5..................................  7.38  6/15/01     500,000     514,209
New York City, Series H, GO.............  6.90   2/1/01     225,000     225,451
New York State Medical Care Facilities
 Finance Agency Revenue, Series F.......  5.00  2/15/01     810,000     810,399
New York State Thruway Authority Service
 Contract Revenue.......................  7.25   1/1/01     385,000     392,700
New York State Urban Development
 Corporation Revenue, Series 2..........  6.50   7/1/01     220,000     220,000
Triborough Bridge & Tunnel Authority
 Revenue, Series A......................  5.00   1/1/01     220,000     220,000
Triborough Bridge & Tunnel Authority
 Revenue, Series T......................  7.00   1/1/01     340,000     346,800
                                                                    -----------
 Total Non-Variable Municipal Bonds..............................     4,750,588
                                                                    -----------
MUNICIPAL NOTES (17.2%)
Connetquot Central School District, GO
 (State Aid Withholding Insured)........  5.00  6/29/01     900,000     902,620

HSBC Funds Trust

                      NEW YORK TAX-FREE MONEY MARKET FUND

                                                 Maturity Principal
          Security Description             Rate    Date     Amount      Value
          --------------------             ----  -------- ---------- -----------
MUNICIPAL NOTES (continued)
Irvington, New York Union Free School
 District, GO (State Aid Withholding
 Insured)................................  5.00  6/15/01  $  900,000 $   902,145
Liverpool, New York Central School
 District, GO (State Aid Withholding
 Insured)................................  5.00% 7/12/01     845,827     847,740
Nassau County, New York Interim Finance
 Authority Revenue Backed Anticipation
 Note, Series A-1........................  5.00  5/11/01   1,500,000   1,504,764
Nassau County, New York, Series B, GO
 (LOC - State Street B&T Co. and
 Bayerische..............................  6.00  3/20/01   1,350,000   1,354,256
New York City Revenue Anticipation Notes,
 Series A, GO............................  5.00  4/12/01   2,000,000   2,004,262
Syracuse, New York Revenue Anticipation
 Notes, Series B, GO.....................  5.00  6/29/01   1,350,000   1,353,824
                                                                     -----------
 Total Municipal Notes............................................     8,869,611
                                                                     -----------
INVESTMENT COMPANIES (0.0%)
Dreyfus New York Money Fund............................       21,000      21,000
                                                                     -----------
 Total Investment Companies.......................................        21,000
                                                                     -----------
DAILY SWEEP VEHICLES (0.2%)
Bank of New York Cash Sweep............................      115,038     115,038
                                                                     -----------
 Total Daily Sweep Vehicles.......................................       115,038
                                                                     -----------
 Total Investments (Cost $51,527,240) (a)--99.8%..................    51,527,240
 Other assets in excess of liabilities--0.2%......................        91,561
                                                                     -----------
 TOTAL NET ASSETS--100.0%.........................................   $51,618,801
                                                                     ===========

--------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. Rate represents rate in effect at December 31, 2000. Date presented represents next rate change date.

AG - Aktiengesellschaft (German stock company)
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NA - National Association (National Bank)
SONYMA - State of New York Mortgage Agency
SPA - Standby Purchase Agreement

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Assets and Liabilities
December 31, 2000

                                                           U.S.        New York
                               Cash       Government     Treasury      Tax-Free
                            Management   Money Market  Money Market  Money Market
                               Fund          Fund          Fund          Fund
                           ------------  ------------  ------------  ------------
Assets:
 Investments, at value
  (cost $214,003,185,
  $19,265,041,
  $7,931,645, and
  $51,527,240,
  respectively)..........  $214,003,185  $19,265,041   $ 7,931,645   $51,527,240
 Repurchase agreements...            --      998,000    43,899,000            --
                           ------------  -----------   -----------   -----------
  Total Investments......   214,003,185   20,263,041    51,830,645    51,527,240
 Interest receivable.....     2,796,167      210,596       102,056       501,185
 Dividends receivable....         3,850           10           910           619
 Receivable from
  investment adviser.....        87,428       14,159         7,359        11,997
 Prepaid expenses........        16,408        3,100         1,923         5,026
                           ------------  -----------   -----------   -----------
  Total Assets...........   216,907,038   20,490,906    51,942,893    52,046,067
                           ------------  -----------   -----------   -----------
Liabilities:
 Securities purchased
  payable................            --           --            --       230,451
 Dividends payable.......     1,105,040      102,678       270,406       157,803
 Accrued expenses and
  other liabilities:
 Administration..........        18,694        2,034         4,937         4,536
 Service organization....         8,676           --            --            --
 Distribution ...........        47,821        1,006         5,119         4,434
 Trustees................         8,690          916         2,783         2,255
 Other...................        54,311       24,770        27,396        27,787
                           ------------  -----------   -----------   -----------
  Total Liabilities......     1,243,232      131,404       310,641       427,266
                           ------------  -----------   -----------   -----------
  Net Assets.............  $215,663,806  $20,359,502   $51,632,252   $51,618,801
                           ============  ===========   ===========   ===========
Composition of Net
 Assets:
 Capital.................  $215,668,880  $20,361,846   $51,634,373   $51,634,189
 Accumulated net realized
  losses from investment
  transactions...........        (5,074)      (2,344)       (2,121)      (15,388)
                           ------------  -----------   -----------   -----------
Net Assets...............  $215,663,806  $20,359,502   $51,632,252   $51,618,801
                           ============  ===========   ===========   ===========
Class A Shares
 Net assets..............  $175,131,638  $20,359,502   $51,632,252   $51,618,801
 Shares outstanding......   175,133,650   20,362,713    51,632,747    51,629,272
                           ------------  -----------   -----------   -----------
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share..................         $1.00        $1.00         $1.00         $1.00
                           ============  ===========   ===========   ===========
Class B Shares
 Net assets..............  $      9,590
 Shares outstanding......         9,590
                           ------------
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share*.................         $1.00
                           ============
Class C Shares
 Net assets..............  $ 40,522,578
 Shares outstanding......    40,522,506
                           ------------
 Net Asset Value,
  Offering Price and
  Redemption Price per
  share*.................         $1.00
                           ============

--------
* Redemption Price per share varies based on the length of time shares are held.

See Notes to Financial Statements.

HSBC Funds Trust

Statements of Operations
For the year ended December 31, 2000

                                                                     New York
                              Cash       Government  U.S. Treasury   Tax-Free
                           Management   Money Market Money Market  Money Market
                              Fund          Fund         Fund          Fund
                           -----------  ------------ ------------- ------------
Investment Income:
 Interest................. $23,135,422   $3,288,434   $3,153,536    $4,072,198
 Dividends................     761,627       58,517       74,581        13,439
                           -----------   ----------   ----------    ----------
Total Investment Income...  23,897,049    3,346,951    3,228,117     4,085,637
                           -----------   ----------   ----------    ----------
Expenses:
 Investment advisory......   1,291,846      187,866      184,819       355,369
 Administration...........     506,227       80,515       79,209       152,303
 Service organization:
  Class B Shares..........          35           --           --            --
  Class C Shares..........      71,007           --           --            --
 Distribution:
  Class A Shares..........     566,367       19,278       64,665       121,109
  Class B Shares..........          52           --           --            --
  Class C Shares..........     106,512           --           --            --
 Custodian................      43,299       10,479       10,260        16,379
 Transfer agent...........     322,874       39,191       35,701        52,018
 Legal....................     240,022       32,024       43,154        64,038
 Other....................     280,038       68,744       56,154        91,736
                           -----------   ----------   ----------    ----------
   Total expenses before
    contractual fee
    reductions and
    reimbursements........   3,428,279      438,097      473,962       852,952
   Contractual fee
    reductions and
    reimbursements........    (900,961)     (91,096)    (131,673)     (192,423)
                           -----------   ----------   ----------    ----------
Net Expenses..............   2,527,318      347,001      342,289       660,529
                           -----------   ----------   ----------    ----------
Net Investment Income.....  21,369,731    2,999,950    2,885,828     3,425,108
                           -----------   ----------   ----------    ----------
 Net realized gains
  (losses) from investment
  transactions............         630          263          (18)       (1,681)
                           -----------   ----------   ----------    ----------
Change in net assets
 resulting from
 operations............... $21,370,361   $3,000,213   $2,885,810    $3,423,427
                           ===========   ==========   ==========    ==========

--------

See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

HSBC Funds Trust

Statements of Changes in Net Assets

                                                      Cash Management Fund
                                                   ---------------------------
                                                      For the years ended
                                                          December 31,
                                                   ---------------------------
                                                       2000           1999
                                                   -------------  ------------
Investment Activities:
Operations:
 Net investment income............................ $  21,369,731  $ 17,135,061
 Net realized gains (losses) from investment
  transactions....................................           630            82
                                                   -------------  ------------
 Change in net assets resulting from operations...    21,370,361    17,135,143
                                                   -------------  ------------
Dividends:
 From net investment income:
  Class A Shares..................................   (20,626,786)  (17,134,825)
  Class B Shares*.................................          (454)         (122)
  Class C Shares*.................................      (742,491)         (114)
                                                   -------------  ------------
 Change in net assets from shareholder dividends..   (21,369,731)  (17,135,061)
                                                   -------------  ------------
 Change in net assets from capital share
  transactions....................................  (166,643,206)   64,754,179
                                                   -------------  ------------
 Change in Net Assets.............................  (166,642,576)   64,754,261
                                                   -------------  ------------
Net Assets:
 Beginning of period..............................   382,306,382   317,552,121
                                                   -------------  ------------
 End of period.................................... $ 215,663,806  $382,306,382
                                                   =============  ============

--------
* Class B Shares and Class C Shares commenced offering on July 1, 1999.

See Notes to Financial Statements.

                                      U.S. Treasury Money
  Government Money Market Fund            Market Fund         New York Tax-Free Money Market Fund
----------------------------------  ------------------------  ------------------------------------
                                      For the years ended
For the years ended December 31,         December 31,          For the years ended December 31,
----------------------------------  ------------------------  ------------------------------------
      2000              1999           2000         1999            2000               1999
----------------  ----------------  -----------  -----------  -----------------  -----------------


$      2,999,950  $      2,834,032  $ 2,885,828  $ 1,433,200  $       3,425,108  $       2,663,992
             263            (1,539)         (18)      (1,727)            (1,681)                --
----------------  ----------------  -----------  -----------  -----------------  -----------------
       3,000,213         2,832,493    2,885,810    1,431,473          3,423,427          2,663,992
----------------  ----------------  -----------  -----------  -----------------  -----------------


      (2,999,950)       (2,834,032)  (2,885,828)  (1,433,200)        (3,425,108)        (2,663,992)
              --                --           --           --                 --                 --
              --                --           --           --                 --                 --
----------------  ----------------  -----------  -----------  -----------------  -----------------
      (2,999,950)       (2,834,032)  (2,885,828)  (1,433,200)        (3,425,108)        (2,663,992)
----------------  ----------------  -----------  -----------  -----------------  -----------------
     (32,688,798)      (24,304,197)  19,180,125    6,578,132        (55,272,775)        12,633,917
----------------  ----------------  -----------  -----------  -----------------  -----------------
     (32,688,535)      (24,305,736)  19,180,107    6,576,405        (55,274,456)        12,633,917
----------------  ----------------  -----------  -----------  -----------------  -----------------

      53,048,037        77,353,773   32,452,145   25,875,740        106,893,257         94,259,340
----------------  ----------------  -----------  -----------  -----------------  -----------------
$     20,359,502  $     53,048,037  $51,632,252  $32,452,145  $      51,618,801  $     106,893,257
================  ================  ===========  ===========  =================  =================

HSBC Funds Trust

Notes to Financial Statements
December 31, 2000

1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with four investment portfolios; the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (individually a "Fund", collectively the "Funds").

  The Funds are authorized to issue three classes of shares as follows: Class A Shares, Class B Shares, and Class C Shares. At December 31, 2000, the Funds had not issued Class B Shares or Class C Shares with the exception of the Cash Management Fund, which has Class B Shares and Class C Shares outstanding. Each class has identical rights and privileges except with respect to the fees paid under distribution and service organization plans, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Security Transactions and Related Income:

  Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

HSBC Funds Trust

  Expense Allocation:

  Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses, which are applicable to all Funds, are allocated among them on the basis of relative net assets or another appropriate basis. Expenses specific to a class are charged to that class.

  Repurchase Agreements:

  The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a market value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds' custodian, either physically or in book entry form.

  Federal Income Taxes and Dividends:

  Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. Dividends from net investment income are declared daily and paid monthly. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. To the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies. Accordingly, no provision for federal or excise tax is required.

  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from the generally accepted accounting principles of the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital: temporary differences do not require reclassification. For the year ended December 31, 2000, no such reclassifications were required.

3.Related Party Transactions

  Investment Adviser:

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser ( the "Adviser") for the Funds. The Adviser is the North American investment management affiliate of HSBC Holdings plc. As compensation for its services the Adviser is entitled to receive a fee, accrued daily, and paid monthly, at the following annual rates:

HSBC Funds Trust

                                                                 Investment
   Portion of Each Fund's Average Daily Net Assets            Advisory Fee Rate
   -----------------------------------------------            -----------------
   Up to $500 million........................................      0.350%
   In excess of $500 million but not exceeding $1 billion....      0.315%
   In excess of $1 billion but not exceeding $1.5 billion....      0.280%
   In excess of $1.5 billion.................................      0.245%

  The Adviser has agreed to contractually limit expenses through December 31, 2000 by reimbursing its Investment Advisory fee to the extent the ordinary operating expenses exceed 0.65% of average daily net assets for Class A Shares and 1.65% for Class B Shares and Class C Shares for each Fund.

  Administrator:

  BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers are affiliated, serves the Trust as administrator. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement, BISYS is entitled to a fee accrued daily, and paid monthly, at the following rate:

                                                                 Administration
   Based on Each Fund's Average Daily Net Assets                    Fee Rate
   ---------------------------------------------                 --------------
   Up to $200 million...........................................     0.150%
   In excess of $200 million but not exceeding $400 million.....     0.125%
   In excess of $400 million but not exceeding $600 million.....     0.100%
   In excess of $600 million....................................     0.080%

  BISYS has agreed contractually to reduce its Administration fee by 0.05% of each Fund's average net assets.

  Distribution Plan:

  BISYS Fund Services Limited Partnership (the "Distributor") serves as distributor of the Funds. The Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to the Distributor for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the average net assets of Class A Shares and 0.75% of the average net assets of Class B Shares and Class C Shares.

  Service Organization:

  The Funds may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations (the "Service Organization") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% of Class A Shares and 0.50% of Class B Shares and Class C Shares of the average value of the Funds' shares held in the sub-accounts of the Service Organizations. During the year ended December 31, 2000, the Funds Class A Shares did not participate in any Service Agreements.

HSBC Funds Trust

  Fund Accountant, Transfer Agent, and Custodian:

  BISYS provides fund accounting and transfer agent services for the Funds. In addition, Bank of New York serves as custodian for the Funds. For these services to the Funds, BISYS and Bank of New York receive an annual fee accrued daily and paid monthly.

  Legal Counsel:

  A partner of the Trust's legal counsel serves as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison serves as the Trust's legal counsel.

  Fee Reductions and Reimbursements:

  Information regarding these transactions is as follows for the year ended December 31, 2000:

                                                                 Service
                                                            Organization Fees
                                Investment   Administration   contractually
                               Advisory Fees      Fees           reduced
                               contractually contractually  -------------------
                                reimbursed      reduced     Class B  Class C
                               ------------- -------------- -------- ----------
   Cash Management Fund......    $680,890       $184,550      $   17 $   35,504
   Government Money Market
    Fund.....................      64,258         26,838          --         --
   U.S. Treasury Money Market
    Fund.....................     105,271         26,402          --         --
   New York Tax-Free Money
    Market Fund..............     141,657         50,766          --         --

4.Capital Share Transactions

  The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in dollars and shares for the year ended December 31, 2000 were as follows:

HSBC Funds Trust

                                                  Cash Management Fund
                                           -----------------------------------
                                                For the           For the
                                              year ended        year ended
                                           December 31, 2000 December 31, 1999
                                           ----------------- -----------------
   CAPITAL TRANSACTIONS:
   Class A Shares:
    Proceeds from shares issued...........  $ 1,567,541,261   $ 1,597,112,073
    Dividends reinvested..................       18,259,822        13,695,775
    *Cost of shares redeemed..............   (1,792,966,067)   (1,546,063,987)
                                            ---------------   ---------------
    Class A Shares capital transactions...     (207,164,984)       64,743,861
                                            ---------------   ---------------
   Class B Shares:
    Proceeds from shares issued...........            5,000             5,000
    Dividends reinvested..................              432               101
    Cost of shares redeemed...............             (923)              (20)
                                            ---------------   ---------------
    Class B capital transactions..........            4,509             5,081
                                            ---------------   ---------------
   Class C Shares:
    Proceeds from shares issued...........      269,528,936             5,555
    Dividends reinvested..................          563,285                97
    Cost of shares redeemed...............     (229,574,952)             (415)
                                            ---------------   ---------------
    Class C capital transactions..........       40,517,269             5,237
                                            ---------------   ---------------
   Change in net assets from capital
    transactions..........................  $  (166,643,206)  $    64,754,179
                                            ===============   ===============
   SHARE TRANSACTIONS:
   Class A Shares:
    Issued................................    1,567,541,261     1,597,112,073
    Reinvested............................       18,259,822        13,695,775
    Redeemed..............................   (1,792,966,067)   (1,546,063,987)
                                            ---------------   ---------------
    Change in Class A Shares..............     (207,164,984)       64,743,861
                                            ---------------   ---------------
   Class B Shares:
    Issued................................            5,000             5,000
    Reinvested............................              432               101
    Redeemed..............................             (923)              (20)
                                            ---------------   ---------------
    Change in Class B Shares..............            4,509             5,081
                                            ---------------   ---------------
   Class C Shares:
    Issued................................      269,528,936             5,555
    Reinvested............................          563,285                97
    Redeemed..............................     (229,574,952)             (415)
                                            ---------------   ---------------
    Change in Class C Shares..............       40,517,269             5,237
                                            ---------------   ---------------
   Change in shares from share
    transactions..........................     (166,643,206)       64,754,179
                                            ===============   ===============

*During the year ended December 31, 2000, a shareholder redeemed portfolio securities in in-kind redemptions transactions from the following Funds as follows:

Fund                                                                   Value
----                                                                ------------
Cash Management Fund............................................... $281,575,641
Government Money Market Fund.......................................   35,650,970
New York Tax-Free Money Market Fund................................   61,530,405

HSBC Funds Trust

   Government Money Market Fund        U.S. Treasury Money Market Fund   New York Tax-Free Money Market Fund
------------------------------------ ----------------------------------- -----------------------------------
     For the            For the           For the           For the           For the           For the
   year ended         year ended        year ended        year ended        year ended        year ended
December 31, 2000  December 31, 1999 December 31, 2000 December 31, 1999 December 31, 2000 December 31, 1999
-----------------  ----------------- ----------------- ----------------- ----------------- -----------------
  $ 141,590,915      $ 148,558,159     $ 312,437,812     $ 163,205,293     $ 213,761,147     $ 165,282,874
      1,115,645          1,046,797         2,250,506         1,006,458         2,811,932         2,019,666
   (175,395,358)      (173,909,153)     (295,508,193)     (157,633,619)     (271,845,854)     (154,668,623)
  -------------      -------------     -------------     -------------     -------------     -------------
    (32,688,798)       (24,304,197)       19,180,125         6,578,132       (55,272,775)       12,633,917
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
             --                 --                --                --                --                --
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
             --                 --                --                --                --                --
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
  $ (32,688,798)     $ (24,304,197)    $  19,180,125     $   6,578,132     $ (55,272,775)    $  12,633,917
  =============      =============     =============     =============     =============     =============

    141,590,915        148,558,159       312,437,812       163,205,293       213,761,145       165,282,874
      1,115,645          1,046,797         2,250,506         1,006,458         2,811,932         2,019,666
   (175,395,358)      (173,909,153)     (295,508,193)     (157,633,619)     (271,845,854)     (154,668,623)
  -------------      -------------     -------------     -------------     -------------     -------------
    (32,688,798)       (24,304,197)       19,180,125         6,578,132       (55,272,777)       12,633,917
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
             --                 --                --                --                --                --
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
             --                 --                --                --                --                --
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
             --                 --                --                --                --                --
  -------------      -------------     -------------     -------------     -------------     -------------
    (32,688,798)       (24,304,197)       19,180,125         6,578,132       (55,272,777)       12,633,917
  =============      =============     =============     =============     =============     =============

HSBC Funds Trust

5.Concentration of Credit Risk

  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

6.Realized Loss Carryforward

  For Federal income tax purposes, the following Funds have capital loss carryovers as of December 31, 2000, which are available to offset future gains, if any:

                                                                 Amount  Expires
                                                                 ------- -------
   Cash Management Fund......................................... $ 2,081  2003
                                                                   2,993  2004
                                                                 -------
                                                                 $ 5,074
                                                                 =======
   Government Money Market Fund................................. $   252  2003
                                                                     342  2004
                                                                     330  2005
                                                                      16  2006
                                                                     597  2007
                                                                     807  2008
                                                                 -------
                                                                 $ 2,344
                                                                 =======
   U.S. Treasury Money Market Fund..............................     300  2006
                                                                   1,813  2008
                                                                 -------
                                                                 $ 2,113
                                                                 =======
   New York Tax-Free Money Market Fund.......................... $ 3,591  2001
                                                                   1,324  2002
                                                                     136  2003
                                                                     240  2004
                                                                   7,386  2005
                                                                   1,030  2006
                                                                   1,681  2008
                                                                 -------
                                                                 $15,388
                                                                 =======

7.Federal Income Tax Information (Unaudited)

  For the taxable year ended December 31, 2000, the New York Tax-Free Money Market Fund declared tax-exempt income dividends of $3,386,347.

HSBC Funds Trust

  Losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds have incurred and will elect to defer the following realized losses:

                                                                          Amount
                                                                          ------
   U.S. Treasury Money Market Fund.......................................  $ 8

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                           Class A Shares*
                           -----------------------------------------------------
                                   For the years ended December 31,
                           -----------------------------------------------------
                             2000      1999      1998      1997      1996
                           --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period.....  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------  --------  --------  --------  --------
Investment Activities:
 Net investment income...      0.06      0.05      0.05      0.05      0.05
                           --------  --------  --------  --------  --------
Total from investment
 activities..............      0.06      0.05      0.05      0.05      0.05
                           --------  --------  --------  --------  --------
Dividends:
 Net investment income...     (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                           --------  --------  --------  --------  --------
Total dividends..........     (0.06)    (0.05)    (0.05)    (0.05)    (0.05)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
 Period..................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========  ========  ========  ========  ========
Total Return.............      6.00%     4.75%     5.15%     5.18%     5.00%
Ratios/Supplemental Data:
 Net assets at end of
  period (000's).........  $175,132  $382,296  $317,552  $184,205  $220,960
 Ratio of expenses to
  average net assets.....      0.65%     0.65%     0.65%     0.63%     0.68%
 Ratio of net investment
  income to average net
  assets.................      5.81%     4.66%     5.01%     5.06%     4.88%
 Ratio of expenses to
  average net assets**...    (a)         0.90%     0.87%     0.83%     0.80%

--------
(a) For the year ended December 31, 2000, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares and Class C Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                             CASH MANAGEMENT FUND

Selected per share data for a share outstanding throughout the period indicated.

                                 Class B Shares*            Class C Shares*
                            -------------------------  -------------------------
                              For the      For the       For the      For the
                             year ended  period ended   year ended  period ended
                            December 31, December 31,  December 31, December 31,
                                2000         1999          2000         1999
                            ------------ ------------  ------------ ------------
Net Asset Value, Beginning
 of Period................     $ 1.00       $ 1.00       $  1.00       $1.00
                               ------       ------       -------       -----
Investment Activities:
 Net investment income....       0.05         0.02          0.05        0.02
                               ------       ------       -------       -----
Total from investment
 activities...............       0.05         0.02          0.05        0.02
                               ------       ------       -------       -----
Dividends:
 Net investment income....      (0.05)       (0.02)        (0.05)      (0.02)
                               ------       ------       -------       -----
Total dividends...........      (0.05)       (0.02)        (0.05)      (0.02)
                               ------       ------       -------       -----
Net Asset Value, End of
 Period...................     $ 1.00       $ 1.00       $  1.00       $1.00
                               ======       ======       =======       =====
Total Return (excludes
 redemption charge).......       5.39%        2.47%(a)      5.08%       2.28%(a)
Ratios/Supplemental Data:
 Net assets at end of
  period (000's)..........     $   10       $    5       $40,523       $   5
 Ratio of expenses to
  average net assets......       1.34%        0.65%(b)      1.50%       1.02%(b)
 Ratio of net investment
  income to average net
  assets..................       5.24%        4.85%(b)      5.23%       4.47%(b)
 Ratio of expenses to
  average net assets**....       (c)          0.93%(b)      (c)         1.17%(b)

--------
(a)  Not Annualized

(b)  Annualized.

(c) For the year ended December 31, 2000, there were no voluntary reductions/reimbursements.

 * Effective July 1, 1999, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares and Class C Shares.

** During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions / reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions / reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                         GOVERNMENT MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                  --------------------------------------------
                                      For the years ended December 31,
                                  --------------------------------------------
                                   2000     1999     1998      1997     1996
                                  -------  -------  -------  --------  -------
Net Asset Value, Beginning of
 Period.......................... $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                                  -------  -------  -------  --------  -------
Investment Activities:
 Net investment income...........    0.06     0.05     0.05      0.05     0.05
                                  -------  -------  -------  --------  -------
Total from investment
 activities......................    0.06     0.05     0.05      0.05     0.05
                                  -------  -------  -------  --------  -------
Dividends:
 Net investment income...........   (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                                  -------  -------  -------  --------  -------
Total dividends..................   (0.06)   (0.05)   (0.05)    (0.05)   (0.05)
                                  -------  -------  -------  --------  -------
Net Asset Value, End of Period... $  1.00  $  1.00  $  1.00  $   1.00  $  1.00
                                  =======  =======  =======  ========  =======
Total Return.....................    5.78%    4.65%    5.01%     5.05%    4.87%
Ratios/Supplemental Data:
 Net assets at end of period
  (000's)........................ $20,360  $53,048  $77,354  $100,862  $87,392
 Ratio of expenses to average net
  assets.........................    0.65%    0.65%    0.62%     0.63%    0.72%
 Ratio of net investment income
  to average net assets..........    5.59%    4.54%    4.86%     4.94%    4.75%
 Ratio of expenses to average net
  assets*........................   (a)       0.85%    0.80%     0.79%    0.84%

--------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements.


* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                        U.S. TREASURY MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                       For the years ended December 31,
                                    -------------------------------------------
                                     2000     1999     1998     1997     1996
                                    -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period...........................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                    -------  -------  -------  -------  -------
Investment Activities:
 Net investment income............     0.05     0.04     0.05     0.05     0.05
                                    -------  -------  -------  -------  -------
Total from investment activities..     0.05     0.04     0.05     0.05     0.05
                                    -------  -------  -------  -------  -------
Dividends:
 Net investment income............    (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                                    -------  -------  -------  -------  -------
Total dividends...................    (0.05)   (0.04)   (0.05)   (0.05)   (0.05)
                                    -------  -------  -------  -------  -------
Net Asset Value, End of Period....  $  1.00  $  1.00  $  1.00     1.00  $  1.00
                                    =======  =======  =======  =======  =======
Total Return......................     5.57%    4.39%    4.86%    4.98%    4.68%
Ratios/Supplemental Data:
 Net assets at end of period
  (000)...........................  $51,632  $32,452  $25,876  $25,507  $28,962
 Ratio of expenses to average net
  assets..........................     0.65%    0.65%    0.65%    0.65%    0.78%
 Ratio of net investment income to
  average net assets..............     5.47%    4.30%    4.75%    4.86%    4.57%
 Ratio of expenses to average net
  assets*.........................    (a)       0.91%    0.94%    0.94%    0.95%

--------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements.

* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

FINANCIAL HIGHLIGHTS

                      NEW YORK TAX-FREE MONEY MARKET FUND

Selected per share data for a share outstanding throughout the period indicated.

                                  --------------------------------------------
                                      For the years ended December 31,
                                  --------------------------------------------
                                   2000      1999     1998     1997     1996
                                  -------  --------  -------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $  1.00  $   1.00  $  1.00  $  1.00  $  1.00
                                  -------  --------  -------  -------  -------
Investment Activities:
 Net investment income...........    0.03      0.03     0.03     0.03     0.03
                                  -------  --------  -------  -------  -------
Total from investment
 activities......................    0.03      0.03     0.03     0.03     0.03
                                  -------  --------  -------  -------  -------
Dividends:
 Net investment income...........   (0.03)    (0.03)   (0.03)   (0.03)   (0.03)
                                  -------  --------  -------  -------  -------
Total dividends..................   (0.03)    (0.03)   (0.03)   (0.03)   (0.03)
                                  -------  --------  -------  -------  -------
Net Asset Value, End of Period... $  1.00  $   1.00  $  1.00  $  1.00  $  1.00
                                  =======  ========  =======  =======  =======
Total Return.....................    3.46%     2.64%    2.83%    3.14%    2.92%
Ratios/Supplemental Data:
 Net assets at end of period
  (000).......................... $51,619  $106,893  $94,259  $86,729  $70,339
 Ratio of expenses to average net
  assets.........................    0.65%     0.65%    0.64%    0.52%    0.59%
 Ratio of net investment income
  to average net assets..........    3.37%     2.61%    2.78%    3.09%    2.88%
 Ratio of expenses to average net
  assets*........................   (a)        0.88%    0.82%    0.80%    0.87%

--------
(a) For the year ended December 31, 2000, there were no voluntary fee reductions/reimbursements.


* During the period, certain fees were contractually reduced. If such fee reductions had not occurred, the ratios would have been as indicated. Ratios for periods prior to January 1, 2000 were calculated including voluntary and contractual fee reductions/reimbursements. Starting with the year ended December 31, 2000, ratios are calculated using voluntary reductions/reimbursements only.

See Notes to Financial Statements.

HSBC Funds Trust

Report of Independent Auditors

The Board of Trustees and Shareholders
HSBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (four of the portfolios comprising HSBC Funds Trust) as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund at December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP
New York, New York
February 20, 2001

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            [LOGO OF HSBC ASSET MANAGEMENT
                                            AMERICAS INC.]
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBCSM Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            2/01
Annual Report
December 31, 2000

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services